Related Party Balances and Transactions (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Amounts due to related parties	$ 33,417	$ 197,386
AENEAS CAPITAL LIMITED [Member]
Amounts due to related parties		197,386
Ian Huen [Member]
Amounts due to related parties	2,545
Clark Cheng [Member]
Amounts due to related parties	8,893
Sabrina Khan [Member]
Amounts due to related parties	$ 21,979